Background	12 Months Ended
Mar. 31, 2012
Background

1. Background

Tata Communications Limited (“Tata Communications India”) and its subsidiaries (collectively “Tata Communications” or “the Company”) offer international and national voice and data transmission services, selling and leasing of bandwidth on undersea cable systems, Internet dial up and broadband services, and other value-added services comprised mainly of mobile global roaming and signaling services, transponder lease, data centers, telex and telegraph and television uplinking.

The Tata group, directly and indirectly through Tata Sons Limited, Panatone Finvest Limited and Tata Power Company Limited, and the GOI owned 50.03% and 26.12%, respectively of the Company’s equity shares, as of March 31, 2012.

The consolidated financial statements of Tata Communications include the financial statements of Tata Communications India and its subsidiaries, Tata Communications International Pte Ltd. (“TCIPL”) and its subsidiaries, SEPCO Communications Pty Ltd,(SEPCO) and its subsidiaries, Tata Communications Lanka Ltd.(“TCLL”), VSNL SNO SPV Pte Ltd. (“SNOSPV”), Tata Communications Transformation Services Limited (“TCTSL”), Tata Communications Banking InfraSolutions Limited (“TCBIL”), and S&A Internet Services Private Limited (“SAISPL”).

On May 30, 2011, the Company through its wholly-owned subsidiary SNOSPV acquired an additional equity ownership interest of 24.50% in SEPCO. Consequently, the SEPCO Group (SEPCO and Neotel collectively referred to as SEPCO Group) became a subsidiary. As a result of this additional acquisition, Tata Communication’s equity ownership interest in SEPCO increased from 43.16% to 67.66% and effective interest in Neotel increased from 49.01% to 61.50% as on May 30, 2011. Neotel offers wholesale and carrier services, enterprise business solutions, mid-market and retail consumer related telephony and data services. The assets, liabilities and results of SEPCO group are included in consolidated financial statements with effect from May 30, 2011. [See note 3(i)].

In India, the Company is regulated by Department of Telecommunications (DoT), GoI and the TRAI. In Singapore and Hong Kong, the Company is regulated by the Infocomm Development Authority of Singapore and the Office of the Telecommunications Authority of the Special Administrative Region, respectively. In North America, the Company is regulated by the Canadian Radio-television and Telecommunications Commission and Industry Canada, and the U.S. Federal Communications Commission, under the Communications Act of 1934, as amended. In the United Kingdom, the Company is regulated by the Office of Communications. In South Africa, the Company is regulated by Independent Communications Authority of South Africa (ICASA). In other areas of the world, the Company is subject to various foreign regulations.